TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

5.      TRADE AND OTHER RECEIVABLES

	December 31,	December 31,
	2021	2020
Current
Trade receivables	$2,061	$2,011
Value-added tax receivable	3,217	3,839
PIS / COFINS - Brazil (a)	8,171	8,732
Judicial deposits - Brazil	281	302
Other	988	760
	14,718	15,644
Non-Current
PIS / COFINS - Brazil (a)	5,613	9,058
Income taxes recoverable - Brazil	2,703	2,764
Other	1	14
	$8,317	$11,836

(a)     PIS/COFINS

The PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) are Brazilian federal taxes that apply to all companies in the private sector. PIS is a mandatory employer contribution to an employee savings initiative, and COFINS is a contribution to finance the social security system.  Companies are required to calculate and remit PIS and COFINS based on monthly gross revenues.  The Company’s Brazilian gold sales are zero-rated for PIS/COFINS purposes; however, the current legislation allows for input tax credits to offset the amounts due by applying rates of 1.65% for PIS and 7.65% for COFINS, respectively, to some of the purchases in Brazil.  As such, the Company has PIS/COFINS credits recorded as receivables.

The Company continues to pursue the refund of its PIS/COFINS receivables. To the extent the Company is unable to receive refunds for all its PIS/COFINS assets, the PIS/COFINS assets are expected to be recoverable through the Company generating future Brazilian federal tax liabilities. At the Company’s election, these federal tax liabilities can be offset against the Company’s PIS/COFINS assets.